Income Tax Expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Expense [Line Items]
Assessable profit before tax percentage			(3.42%)	7.41%	7.41%
Assessable profit before tax (in Yuan Renminbi)	$ (5,098,384)		$ (660,588)	$ (241,217)
Preferential income tax rate percentage						20.00%
Carried forward	5 years	5 years
Net operating losses carryforwards (in Dollars)	$ 773,347		485,349
Valuation allowance (in Dollars)	$ 48,058		$ 29,607
Mainland, PRC [Member]
Income Tax Expense [Line Items]
Income tax rate	25.00%	25.00%
Assessable profit before tax percentage				25.00%	25.00%	25.00%
Assessable profit before tax (in Yuan Renminbi) | ¥					¥ 3.0	¥ 1.0
Preferential income tax rate percentage				20.00%	20.00%	20.00%
Hong Kong [Member]
Income Tax Expense [Line Items]
Income tax rate	8.25%	8.25%
Hong Kong [Member] | Hong Kong Inland Revenue Ordinance [Member]
Income Tax Expense [Line Items]
Income tax rate	16.50%	16.50%
Taxable income (in Dollars)		$ 2.0
PRC [Member] | Mainland, PRC [Member]
Income Tax Expense [Line Items]
Assessable profit before tax percentage						12.50%
Minimum [Member] | Mainland, PRC [Member]
Income Tax Expense [Line Items]
Assessable profit before tax (in Yuan Renminbi) | ¥						¥ 1.0
Maximum [Member] | Mainland, PRC [Member]
Income Tax Expense [Line Items]
Assessable profit before tax (in Yuan Renminbi) | ¥						¥ 3.0